Acquisitions and Divestments - Additional Information (Detail) $ in Millions					1 Months Ended	12 Months Ended
	Jul. 10, 2018 USD ($)	Apr. 19, 2017 USD ($)	Feb. 06, 2017 USD ($)	Aug. 08, 2016 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Business	Dec. 31, 2017 USD ($) Business	Dec. 31, 2016 USD ($) Business
Business Acquisition [Line Items]
Number of material acquisitions | Business						0	0
Cash proceeds, net of cash divested						$ 159	$ 2,682	$ 20
Equity method investment ownership percentage						0.00%	0.00%
Number of material divestments | Business								0
Purchase price allocation to goodwill						$ 11
Other intangible assets, amortization period						4 years
Other Acquisition [Member]
Business Acquisition [Line Items]
Payments to acquire business				$ 200
Purchase price allocation to goodwill				14
Purchase price allocation to other intangible assets				177
Purchase price allocation to inventories				8
Purchase price allocation to tangible fixed assets				1
Other Acquisition [Member] | Core Technology [Member]
Business Acquisition [Line Items]
Purchase price allocation to other intangible assets				$ 172
Other intangible assets, amortization period				7 years
Other Acquisition [Member] | Existing Technology [Member]
Business Acquisition [Line Items]
Purchase price allocation to other intangible assets				$ 5
Other intangible assets, amortization period				2 years
Other Income (Expense) [Member]
Business Acquisition [Line Items]
Gain (loss) on sale of business							$ 1,597
SP [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Business Acquisition [Line Items]
Cash proceeds, net of cash divested			$ 2,600
Suzhou ASEN Semiconductors Company Limited [Member]
Business Acquisition [Line Items]
Sale of equity interest, percentage	40.00%
Total consideration	$ 127
Net gain realized on sale of equity method investment	$ 51
WeEn [Member]
Business Acquisition [Line Items]
Sale of equity interest, percentage					24.00%
Cash proceeds, net of cash divested					$ 32
Equity method investment ownership percentage						0.00%	49.00%
ASMC [Member]
Business Acquisition [Line Items]
Total consideration		$ 54
Net gain realized on sale of equity method investment		$ 31
Equity method investment ownership percentage		27.47%